TRANSAMERICA FUNDS

Supplement to the Currently Effective Retail Prospectus

Effective immediately, the fourth paragraph of the “Choosing a Share Class” sub-section in the “How to Contact the Funds” section of the Prospectus is replaced in its entirety by the following:

Information regarding sales charges can be found (free of charge) on the Transamerica Funds website at https://www.transamerica.com/individual/what-we-offer/education/learning-center/. Scroll down to “Get smart with investing basics” and click on “Three important considerations” and click on “download” to download the guide.

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Investors Should Retain this Supplement for Future Reference

August 24, 2018

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class T1 and Class T2 Prospectus

Effective immediately, the second paragraph of the “Choosing a Share Class” sub-section in the “How to Contact the Funds” section of the Prospectus is replaced in its entirety by the following:

Transamerica Funds may, at any time and in its sole discretion, add, delete, or change the sales charges for any share class. Information regarding sales charges can be found (free of charge) on the Transamerica Funds website at https://www.transamerica.com/individual/what-we-offer/education/learning-center/. Scroll down to “Get smart with investing basics” and click on “Three important considerations” and click on “download” to download the guide.

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Investors Should Retain this Supplement for Future Reference

August 24, 2018

TRANSAMERICA FUNDS

Supplement to the Currently Effective Statement of Additional Information

Effective immediately, the seventeenth paragraph under the heading “Purchase of Shares” in the “Purchase, Redemption and Pricing of Shares” section of the Statement of Additional Information is replaced in its entirety by the following:

Information regarding sales charges can be found (free of charge) on the Transamerica Funds website at https://www.transamerica.com/individual/what-we-offer/education/learning-center/. Scroll down to “Get smart with investing basics” and click on “Three important considerations” and click on “download” to download the guide.

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Investors Should Retain this Supplement for Future Reference

August 24, 2018

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class R, Class R4 and Class I3 Statement of Additional Information

Effective immediately, the ninth paragraph under the heading “Purchase of Shares” in the “Purchase, Redemption and Pricing of Shares” section of the Statement of Additional Information is replaced in its entirety by the following:

Information on regarding sales charges can be found (free of charge) on the Transamerica Funds website at https://www.transamerica.com/individual/what-we-offer/education/learning-center/. Scroll down to “Get smart with investing basics” and click on “Three important considerations” and click on “download” to download the guide.

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Investors Should Retain this Supplement for Future Reference

August 24, 2018

TRANSAMERICA FUNDS

Supplement to the Currently Effective Transamerica Stock Index Statement of Additional Information

Effective immediately, the sixth paragraph under the heading “Purchase of Shares” in the “Purchase, Redemption and Pricing of Shares” section of the Statement of Additional Information is replaced in its entirety by the following:

Information regarding sales charges can be found (free of charge) on the Transamerica Funds website at https://www.transamerica.com/individual/what-we-offer/education/learning-center/. Scroll down to “Get smart with investing basics” and click on “Three important considerations” and click on “download” to download the guide.

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Investors Should Retain this Supplement for Future Reference

August 24, 2018

TRANSAMERICA FUNDS

Supplement to the Currently Effective ClearTrack Statement of Additional Information

Effective immediately, the fifth paragraph under the heading “Purchase of Shares” in the “Purchase, Redemption and Pricing of Shares” section of the Statement of Additional Information is replaced in its entirety by the following:

Information regarding sales charges can be found (free of charge) on the Transamerica Funds website at https://www.transamerica.com/individual/what-we-offer/education/learning-center/. Scroll down to “Get smart with investing basics” and click on “Three important considerations” and click on “download” to download the guide.

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Investors Should Retain this Supplement for Future Reference

August 24, 2018